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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700 Santa Monica, California 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 591-1568

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 86.0%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	10,156,312	$103,594,382
Wilshire International Equity Fund - Institutional Class	12,621,532	139,972,786
Wilshire Large Company Growth Portfolio - Institutional Class	809,713	35,287,300
Wilshire Large Company Value Portfolio - Institutional Class	2,298,035	47,132,695
Wilshire Small Company Growth Portfolio - Institutional Class	298,294	8,161,316
Wilshire Small Company Value Portfolio - Institutional Class	521,046	12,046,589
Total Affiliated Registered Investment Companies (Cost $324,686,689)		$346,195,068

OTHER OPEN-END FUNDS - 14.1%	Shares	Value
DFA Emerging Markets Core Equity Portfolio - Institutional Class	658,705	$15,552,014
Vanguard Total Bond Market Index Fund - Institutional Shares	1,143,185	12,026,308
Vanguard Total International Bond Index Fund - Institutional Shares	889,416	29,146,171
Total Other Open-End Funds (Cost $56,235,846)		$56,724,493

Total Investments at Value - 100.1% (Cost $380,922,535)		$402,919,561

Liabilities in Excess of Other Assets - (0.1%)		(319,770)

Net Assets - 100.0%		$402,599,791

See accompanying notes to Schedules of Investments.

WILSHIRE 2015 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 79.6%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	798,062	$8,140,238
Wilshire International Equity Fund - Institutional Class	363,194	4,027,819
Wilshire Large Company Growth Portfolio - Institutional Class	61,268	2,670,070
Wilshire Large Company Value Portfolio - Institutional Class	150,773	3,092,356
Wilshire Small Company Growth Portfolio - Institutional Class	12,789	349,896
Wilshire Small Company Value Portfolio - Institutional Class	25,048	579,104
Total Affiliated Registered Investment Companies (Cost $17,783,415)		$18,859,483

OTHER OPEN-END FUNDS - 19.4%	Shares	Value
Vanguard Total Bond Market Index Fund - In Institutional Shares (Cost $4,729,954)	437,788	$4,605,525

Total Investments at Value - 99.0% (Cost $22,513,369)		$23,465,008

Other Assets in Excess of Liabilities - 1.0%		233,367

Net Assets - 100.0%		$23,698,375

See accompanying notes to Schedules of Investments.

WILSHIRE 2025 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 84.9%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	1,448,736	$14,777,106
Wilshire International Equity Fund - Institutional Class	1,353,411	15,009,332
Wilshire Large Company Growth Portfolio - Institutional Class	179,325	7,814,989
Wilshire Large Company Value Portfolio - Institutional Class	463,344	9,503,177
Wilshire Small Company Growth Portfolio – Institutional Class	43,827	1,199,110
Wilshire Small Company Value Portfolio - Institutional Class	74,780	1,728,921
Total Affiliated Registered Investment Companies (Cost $46,194,200)		$50,032,635

OTHER OPEN-END FUNDS - 14.2%	Shares	Value
Vanguard Total Bond Market Index Fund - Institutional Shares (Cost $8,581,114)	795,721	$8,370,989

MONEY MARKET FUNDS - 1.0%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (a) (Cost $601,849)	601,849	$601,849

Total Investments at Value - 100.1% (Cost $55,377,163)		$59,005,473

Liabilities in Excess of Other Assets - (0.1%)		(79,878)

Net Assets - 100.0%		$58,925,595

(a)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

WILSHIRE 2035 FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 92.3%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	1,008,792	$10,289,679
Wilshire International Equity Fund - Institutional Class	2,397,724	26,590,756
Wilshire Large Company Growth Portfolio - Institutional Class	323,160	14,083,333
Wilshire Large Company Value Portfolio - Institutional Class	836,444	17,155,469
Wilshire Small Company Growth Portfolio - Institutional Class	73,557	2,012,512
Wilshire Small Company Value Portfolio - Institutional Class	119,773	2,769,149
Total Affiliated Registered Investment Companies (Cost $66,275,115)		$72,900,898

OTHER OPEN-END FUNDS - 6.8%	Shares	Value
Vanguard Total Bond Market Index Fund - Institutional Shares (Cost $5,487,886)	509,046	$5,355,165

MONEY MARKET FUNDS - 0.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (a) (Cost $721,574)	721,574	$721,574

Total Investments at Value - 100.0% (Cost $72,484,575)		$78,977,637

Liabilities in Excess of Other Assets – (0.0%) (b)		(35,488)

Net Assets - 100.0%		$78,942,149

(a)	The rate shown is the 7-day effective yield as of March 31, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

1. Securities valuation

The Wilshire Variable Insurance Trust (the “Trust”) consists of four separate investment portfolios. The portfolios presented in these statements are: Wilshire Global Allocation Fund, Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund (collectively the “Funds,” each a “Fund” of the Trust). A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official close price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used.

When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sales price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day net asset value (“NAV”) per share as reported by the underlying funds. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. A Fund’s investment in an exchange-traded fund (“ETF”) is valued at the ETF’s NAV or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. During the period ended March 31, 2018, no creation units were purchased by the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level of input that is significant to the fair value measurement.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Wilshire Global Allocation Fund	Level 1	Level 2	Level 3	Total

Affiliated Registered Investment Companies	$346,195,068	$-	$-	$346,195,068
Other Open-End Funds	56,724,493	-	-	56,724,493
Total	$402,919,561	$-	$-	$402,919,561

Wilshire 2015 Fund	Level 1	Level 2	Level 3	Total

Affiliated Registered Investment Companies	$18,859,483	$-	$-	$18,859,483
Other Open-End Funds	4,605,525	-	-	4,605,525
Total	$23,465,008	$-	$-	$23,465,008

Wilshire 2025 Fund	Level 1	Level 2	Level 3	Total

Affiliated Registered Investment Companies	$50,032,635	$-	$-	$50,032,635
Other Open-End Funds	8,370,989	-	-	8,370,989
Money Market Funds	601,849	-	-	601,849
Total	$59,005,473	$-	$-	$59,005,473

Wilshire 2035 Fund	Level 1	Level 2	Level 3	Total

Affiliated Registered Investment Companies	$72,900,898	$-	$-	$72,900,898
Other Open-End Funds	5,355,165	-	-	5,355,165
Money Market Funds	721,574	-	-	721,574
Total	$78,977,637	$-	$-	$78,977,637

As of March 31, 2018, the Funds did not have any transfers between any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2018. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2018:

	Wilshire Global Allocation Fund	Wilshire 2015 Fund	Wilshire 2025 Fund	Wilshire 2035 Fund
Cost of portfolio investments	$382,089,810	$22,522,621	$55,396,870	$72,498,381

Gross unrealized appreciation	$26,121,034	$1,167,929	$4,048,079	$6,904,866
Gross unrealized depreciation	(5,291,283)	(225,542)	(439,476)	(425,610)

Net unrealized appreciation	$20,829,751	$942,387	$3,608,603	$6,479,256

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Affiliated investments

The following is a summary of the transactions with affiliates for the period ended March 31, 2018:

Fund	Value as of December 31, 2017	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2018	Income and Capital Gain Distributions

Wilshire Global Allocation Fund
Wilshire Income Opportunities Fund - Institutional Class	$100,323,497	$6,133,689	$(2,672,935)	$46,766	$(236,635)	$103,594,382	$-
Wilshire International Equity Fund - Institutional Class	146,141,754	148,968	(6,978,413)	912,611	(252,134)	139,972,786	-
Wilshire Large Company Growth Portfolio - Institutional Class	43,562,579	35,992	(9,424,691)	(418,106)	1,531,526	35,287,300	-
Wilshire Large Company Value Portfolio - Institutional Class	44,381,480	4,544,221	(887,660)	(108,483)	(796,863)	47,132,695	-
Wilshire Small Company Growth Portfolio - Institutional Class	10,303,449	8,178	(2,162,331)	57,474	(45,454)	8,161,316	-
Wilshire Small Company Value Portfolio - Institutional Class	10,381,600	2,010,921	(219,517)	(13,237)	(113,178)	12,046,589	-

Wilshire 2015 Fund
Wilshire Income Opportunities Fund - Institutional Class	$8,388,751	$365,072	$(596,587)	$2,268	$(19,266)	$8,140,238	$-
Wilshire International Equity Fund - Institutional Class	4,432,219	21,520	(445,817)	86,420	(66,523)	4,027,819	-
Wilshire Large Company Growth Portfolio - Institutional Class	3,187,126	14,858	(622,558)	75,370	15,274	2,670,070	-
Wilshire Large Company Value Portfolio - Institutional Class	3,241,284	65,884	(149,004)	14,739	(80,547)	3,092,356	-
Wilshire Small Company Growth Portfolio - Institutional Class	506,382	2,203	(157,812)	12,852	(13,729)	349,896	-
Wilshire Small Company Value Portfolio - Institutional Class	509,409	102,716	(26,946)	1,992	(8,067)	579,104	-

Wilshire 2025 Fund
Wilshire Income Opportunities Fund - Institutional Class	$14,548,274	$834,878	$(577,081)	$1,226	$(30,191)	$14,777,106	$-
Wilshire International Equity Fund - Institutional Class	15,834,638	90,618	(986,285)	190,058	(119,697)	15,009,332	-
Wilshire Large Company Growth Portfolio - Institutional Class	9,159,147	48,626	(1,604,092)	152,819	58,489	7,814,989	-
Wilshire Large Company Value Portfolio - Institutional Class	9,381,135	555,933	(241,622)	24,078	(216,347)	9,503,177	-
Wilshire Small Company Growth Portfolio - Institutional Class	1,521,097	7,495	(330,888)	26,433	(25,027)	1,199,110	-
Wilshire Small Company Value Portfolio - Institutional Class	1,480,343	309,931	(43,398)	3,033	(20,988)	1,728,921	-

Wilshire 2035 Fund
Wilshire Income Opportunities Fund - Institutional Class	$9,719,519	$788,062	$(200,100)	$759	$(18,561)	$10,289,679	$-
Wilshire International Equity Fund - Institutional Class	26,825,677	238,057	(596,753)	119,188	4,587	26,590,756	-
Wilshire Large Company Growth Portfolio - Institutional Class	15,926,048	129,973	(2,341,320)	222,055	146,577	14,083,333	-
Wilshire Large Company Value Portfolio - Institutional Class	16,257,499	1,450,094	(216,625)	23,737	(359,236)	17,155,469	-
Wilshire Small Company Growth Portfolio - Institutional Class	2,313,389	18,490	(327,433)	26,367	(18,301)	2,012,512	-
Wilshire Small Company Value Portfolio - Institutional Class	2,306,861	523,520	(33,759)	2,759	(30,232)	2,769,149	-

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 29, 2018

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	May 29, 2018

*	Print the name and title of each signing officer under his or her signature.